Redeemable preferred shares of non-controlling interest (Details Narrative)					12 Months Ended
	Oct. 10, 2021 ¥ / shares shares	Aug. 14, 2020 CNY (¥) ¥ / shares shares	Nov. 12, 2018 CNY (¥) ¥ / shares shares	Aug. 14, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 $ / shares	Nov. 15, 2022 ¥ / shares	Aug. 15, 2022 ¥ / shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate purchase price par value | (per share)								$ 1.00	¥ 0.00001	¥ 0.00001
Share price		¥ 1
Sale of stock percentage of ownership before transaction					8.00%
Preferred stock dividend rate percentage					10.00%
Deemed divided | ¥					¥ 568,000
Accretion of redeemable preferred shares to redemption value | ¥						¥ 2,906,000	¥ 1,325,000
Share Purchase Agreement [Member] | Qianjin Network Information Technology Co. Ltd. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate purchase price of shares | shares		75,392		649,519
Aggregate purchase price par value		¥ 99.48		¥ 1
Aggregate purchase price amount | ¥		¥ 14,700		¥ 25,000
Share Purchase Agreement [Member] | Beagledata Technology Co Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate purchase price of shares | shares		52,271	60,313
Aggregate purchase price par value		¥ 99.48	¥ 1
Aggregate purchase price amount | ¥		¥ 14,700	¥ 5,000
Share Purchase Agreement [Member] | Qingdao Haichuanghui Technology Co. Ltd. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate purchase price of shares | shares	24,500	20,104
Aggregate purchase price par value		¥ 99.48
Aggregate purchase price amount | ¥		¥ 14,700
Share Purchase Agreement [Member] | Jiaxing Anding Equity Investment Partnership [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate purchase price of shares | shares	136,611
Aggregate purchase price par value	¥ 1
Preferred stock, par value	¥ 179.34